Investments - Summary of Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 0.1	$ 0.4	$ 0.6
Dividend income	0.2	0.2	0.1
Net realized gains	0.2	2.0	2.6
Total investment income	$ 0.5	$ 2.6	$ 3.3